Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 3,649,121	$ (1,017,134)	$ (7,933,627)	$ 6,260,642